INTANGIBLE ASSETS - Future periods (Details) - USD ($)	Oct. 31, 2020	Oct. 31, 2019
Amortization of intangible assets
2021	$ 18,863
2022	18,863
2023	18,863
2024	18,863
2025 and thereafter	84,767
Total	$ 160,219	$ 170,348